Employee Benefit Plan, Related-Party and Party-in-Interest Transactions - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Related Party and Party-in-Interest Transactions	Party-in-Interest
The Plan held the following party-in-interest investments (at fair value):

	December 31,
	2025	2024

Park National Corporation Common Stock	$143,327,729	$159,236,170
Fidelity Investments Interest Bearing Account	1,794	1,783
	$143,329,523	$159,237,953

At December 31, 2025, the Plan held 941,830 shares of Park National Corporation Common Stock, with a fair value of $143,327,729. At December 31, 2024, the Plan held 928,870 shares of Park National Corporation Common Stock, with a fair value of $159,236,170.

During 2025 and 2024, cash dividends of $5,219,522 and $4,632,518, respectively, were paid to the Plan by Park National Corporation.

At December 31, 2025, the Plan held non-participant directed interest bearing accounts issued by Fidelity Investments of $1,794. During 2025, interest of $64 was paid to the Plan by Fidelity Investments. At December 31, 2024, the Plan held non-participant directed interest bearing accounts issued by Fidelity Investments of $1,783. During 2024, interest of $638 was paid to the Plan by Fidelity Investments.

During 2024, interest of $13,493 was paid to the Plan by Northern Trust. During 2025, no interest was paid to the Plan by Northern Trust.
During 2025 and 2024, the Plan purchased 163,728 shares and 111,396 shares, respectively, of Park National Corporation Common Stock. During 2025 and 2024, the Plan sold 150,768 shares and 216,487 shares, respectively, of Park National Corporation Common Stock.

During 2025 and 2024, Park National Corporation paid administrative fees on behalf of the Plan to Fidelity totaling $36,867 and $11,643, respectively.

EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Party-in-Interest
The Plan held the following party-in-interest investments (at fair value):

	December 31,
	2025	2024

Park National Corporation Common Stock	$143,327,729	$159,236,170
Fidelity Investments Interest Bearing Account	1,794	1,783
	$143,329,523	$159,237,953

At December 31, 2025, the Plan held 941,830 shares of Park National Corporation Common Stock, with a fair value of $143,327,729. At December 31, 2024, the Plan held 928,870 shares of Park National Corporation Common Stock, with a fair value of $159,236,170.

During 2025 and 2024, cash dividends of $5,219,522 and $4,632,518, respectively, were paid to the Plan by Park National Corporation.

At December 31, 2025, the Plan held non-participant directed interest bearing accounts issued by Fidelity Investments of $1,794. During 2025, interest of $64 was paid to the Plan by Fidelity Investments. At December 31, 2024, the Plan held non-participant directed interest bearing accounts issued by Fidelity Investments of $1,783. During 2024, interest of $638 was paid to the Plan by Fidelity Investments.

During 2024, interest of $13,493 was paid to the Plan by Northern Trust. During 2025, no interest was paid to the Plan by Northern Trust.
During 2025 and 2024, the Plan purchased 163,728 shares and 111,396 shares, respectively, of Park National Corporation Common Stock. During 2025 and 2024, the Plan sold 150,768 shares and 216,487 shares, respectively, of Park National Corporation Common Stock.

During 2025 and 2024, Park National Corporation paid administrative fees on behalf of the Plan to Fidelity totaling $36,867 and $11,643, respectively.